Note 3 - Due To Related Parties	9 Months Ended
Apr. 30, 2017
Notes
Note 3 - Due To Related Parties

NOTE 3 – DUE TO RELATED PARTIES

At April 30, 2017, the Company is indebted to three directors of the Company for $1,050 (July 31, 2016 - $1,050) for expenditures incurred on behalf of the Company.  The amount is unsecured, non-interest bearing and due on demand.